FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Tables of the Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2019, 2020 and 2021, respectively:

	December 31, 2019
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short‑term investments (Note 5)	-	2,501	-	2,501

Liabilities
Non-current warrant liabilities (Note 14)	-	-	4,709	4,709

	December 31, 2020
RMB	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrants Liabilities, current portion (Note 14)	-	-	37,903	37,903
Non-current warrants Liabilities(Note 14)	-	-	9,650	9,650

	December 31, 2021
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short‑term investments (Note 5)	-	-	127,514	127,514

Table of the Reconciliation from the Opening Balances to the Closing Balances for Recurring Fair Value Measurements of the Fair Value Hierarchy

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2019, 2020 and 2021:

				Year ended December 31, 2019
				Gain or Losses
RMB	January 1, 2019	Purchase/Issue	Sell	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2019
Assets
Short‑term investments (Note 5)	2,994	34,000	34,614	114	7	-	2,501

Liabilities
Non-current warrant liabilities (Note 14)	2,999	2,193	-	(499)	-	16	4,709

				Year ended December 31, 2020
				Gain or Losses
RMB	January 1, 2020	Purchase/Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2020
Assets
Short‑term investments (Note 5)	2,501	-	2,501	-	-	-	-

Liabilities
Warrants Liabilities, current portion (Note 14)	-	21,622	-	16,906	-	(415)	37,903
Non-current warrants Liabilities(Note 14)	4,709	-	16,550	23,376	-	(1,885)	9,650

				Year ended December 31, 2021
				Gain or Losses
RMB	January 1, 2021	Purchase/Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2021
Assets
Short‑term investments (Note 5)	-	127,727	-	-	-	(213)	127,514

Liabilities
Warrants Liabilities, current portion (Note 14)	37,903	-	37,531	-	-	(372)	-
Non-current warrants Liabilities(Note 14)	9,650	-	38,841	29,011	-	180	-